Repurchase and Resell Agreements - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)
Repurchase Agreement and Resale Agreement Counterparty [Line Items]
Securities purchased under agreements to resell	₨ 76,213.5	₨ 650,018.6	$ 1,102.0
Securities sold under repurchase agreements, amount outstanding	₨ 174,000.0	₨ 138,000.0	$ 2,515.9
Maximum
Repurchase Agreement and Resale Agreement Counterparty [Line Items]
Securities purchased under agreements to resell, maturity (days)	14 days	14 days
Securities sold under repurchase agreements, maturity (days)	14 days	14 days